Tahoe Acquisition - Additional Information (Details) $ in Thousands		12 Months Ended
	Feb. 22, 2019 USD ($) shares right	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of detailed information about business combination [line items]
Acquisition-related costs | $		$ 0	$ 7,515
Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred | $	$ 275,008
Number of shares issued (shares)	72,426,594
Contingent consideration, term of CVRs	10 years
Contingent consideration, portion of Pan American shares exchanged for each CVR	0.0497
Common Shares [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares)	55,990,512
CVRs [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares)	15,600,208	15,600,034	15,600,208
Number of CVRs issued | right	313,887,490